Copy of consolidated balance sheets as of December 31, 2005 and 2004, and the related consolidated statements of operations and comprehensive income, changes in shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2005, all of XL Capital Assurance Inc. and its subsidiary (incorporated herein by reference from Exhibit 99.1 in XL Capital Ltd.'s Annual Report on Form 10-K for the year ended December 31, 2005, as filed with the Commission on March 7, 2006).